INITIAL PUBLIC OFFERING (Details) - $ / shares		9 Months Ended	12 Months Ended
	Oct. 12, 2021	Sep. 30, 2025	Dec. 31, 2024
INITIAL PUBLIC OFFERING
Purchase price, per unit		$ 10.05	$ 10.05
Initial Public Offering
INITIAL PUBLIC OFFERING
Number of units issued	23,000,000
Purchase price, per unit	$ 10
Initial Public Offering | Class A ordinary shares
INITIAL PUBLIC OFFERING
Number of units issued	23,000,000
Number of shares in a unit	1
Initial Public Offering | Public Warrants
INITIAL PUBLIC OFFERING
Number of warrants in a unit	0.5
Initial Public Offering | Public Warrants | Class A ordinary shares
INITIAL PUBLIC OFFERING
Number of shares issuable per warrant	1
Exercise price of warrants and rights	$ 11.5
Over Allotment
INITIAL PUBLIC OFFERING
Number of units issued	3,000,000	3,000,000	3,000,000
Purchase price, per unit	$ 10